Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
REVENUES:
Rental and other property revenues	$ 991,428	[1]	$ 943,258	[1]	$ 922,910	[1]
Tax credit and asset management revenues	41,769		38,661		35,630
Total revenues	1,033,197		981,919		958,540
OPERATING EXPENSES:
Property operating expenses	402,225	[1]	405,866	[1]	415,513	[1]
Investment management expenses	12,008		10,459		14,477
Depreciation and amortization	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses	8,349	[1]	915	[1]	65	[1]
General and administrative expenses	49,602		50,906		53,374
Other expenses, net	15,776		17,796		9,267
Total operating expenses	833,037		828,762		855,957
Operating income	200,160		153,157		102,583
Interest income	9,913		9,681		9,769
Recovery of (provision for) losses on notes receivable, net	3,375		509		(949)
Interest expense	(246,761)		(290,168)		(276,538)
Equity in losses of unconsolidated real estate partnerships	(4,408)		(17,721)		(23,112)
Gain on dispositions of interests in unconsolidated real estate and other	21,886		2,398		10,631
Loss before income taxes and discontinued operations	(15,835)		(142,144)		(177,616)
Income tax benefit	929		6,541		16,839
Loss from continuing operations	(14,906)		(135,603)		(160,777)
Income from discontinued operations, net	210,267		77,439		71,153
Net income (loss)	195,361		(58,164)		(89,624)
Noncontrolling interests:
Net (income) loss attributable to noncontrolling interests in consolidated real estate partnerships	(51,218)		257		13,301
Net income attributable to preferred noncontrolling interests in Aimco Operating Partnership	(6,496)		(6,683)		(4,964)
Net (income) loss attributable to common noncontrolling interests in Aimco Operating Partnership	(5,191)		7,503		9,559
Net (income) loss attributable to noncontrolling interests	(62,905)		1,077		17,896
Net income (loss) attributable to the company	132,456		(57,087)		(71,728)
Net income attributable to the company's preferred equityholders	(49,888)		(45,852)		(53,590)
Net income attributable to participating securities	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	82,146		(103,161)		(125,318)
Earnings (loss) attributable to the company's common equityholders - basic and diluted (Note 9):
Loss from continuing operations attributable to the company's common equityholders ( In dollars per share/unit)	$ (0.59)		$ (1.22)		$ (1.48)
Income from discontinued operations attributable to the company's common equityholders (In dollars per share/unit)	$ 1.20		$ 0.36		$ 0.40
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.61		$ (0.86)		$ (1.08)
Weighted average common shares outstanding - basic and diluted (in dollars per share)	134,479		119,312		116,369
AIMCO PROPERTIES, L.P
REVENUES:
Rental and other property revenues	991,428		943,258		922,910
Tax credit and asset management revenues	41,769		38,661		35,630
Total revenues	1,033,197		981,919		958,540
OPERATING EXPENSES:
Property operating expenses	402,225		405,866		415,513
Investment management expenses	12,008		10,459		14,477
Depreciation and amortization	345,077		342,820		363,261
Provision for real estate impairment losses	8,349		915		65
General and administrative expenses	49,602		50,906		53,374
Other expenses, net	15,776		17,796		9,267
Total operating expenses	833,037		828,762		855,957
Operating income	200,160		153,157		102,583
Interest income	9,913		10,980		10,628
Recovery of (provision for) losses on notes receivable, net	3,375		509		(949)
Interest expense	(246,761)		(290,168)		(276,538)
Equity in losses of unconsolidated real estate partnerships	(4,408)		(17,721)		(23,112)
Gain on dispositions of interests in unconsolidated real estate and other	21,886		2,398		10,631
Loss before income taxes and discontinued operations	(15,835)		(140,845)		(176,757)
Income tax benefit	929		6,541		16,839
Loss from continuing operations	(14,906)		(134,304)		(159,918)
Income from discontinued operations, net	210,267		77,439		71,153
Net income (loss)	195,361		(56,865)		(88,765)
Noncontrolling interests:
Net (income) loss attributable to noncontrolling interests in consolidated real estate partnerships	(51,218)		257		13,301
Net (income) loss attributable to noncontrolling interests	(51,218)		257		13,301
Net income (loss) attributable to the company	144,143		(56,608)		(75,464)
Net income attributable to the company's preferred equityholders	(56,384)		(52,535)		(58,554)
Net income attributable to participating securities	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	$ 87,337		$ (109,365)		$ (134,018)
Earnings (loss) attributable to the company's common equityholders - basic and diluted (Note 9):
Loss from continuing operations attributable to the company's common equityholders ( In dollars per share/unit)	$ (0.59)		$ (1.21)		$ (1.47)
Income from discontinued operations attributable to the company's common equityholders (In dollars per share/unit)	$ 1.20		$ 0.35		$ 0.40
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.61		$ (0.86)		$ (1.07)
Weighted average common shares outstanding - basic and diluted (in dollars per share)	142,614		127,681		124,747

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.